Real Estate Investments (Annualized Rental Income by Geographic Location) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
New Jersey [Member]
Concentration Risk, Percentage	20.00%	20.30%	20.30%	20.30%
Georgia [Member]
Concentration Risk, Percentage	11.00%	11.20%	11.20%	11.20%